Document and Entity Information	6 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	PRUDENTIAL BANCORP, INC.
Entity Central Index Key	0001578776
Trading Symbol	pbip
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2013